Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]		Non-controlling Interest [Member]
Balance at Dec. 31, 2019	$ 932,449	$ 1,468	$ 1,169,537	$ 0	$ (240,165)	$ 73	$ 1,531	[1]	$ 5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Profit/(loss) for the year	266,281	$ 0	0	0	266,266	0	0	[1]	14
Other comprehensive income/(loss)	(45)	0	0	0	(141)	95	0	[1]	0
Total comprehensive income/(loss) for the period	266,235	0	0	0	266,125	95	0	[1]	14
Cash dividends declared and paid	$ (214,669)	0	0	0	(214,669)	0	0	[1]	0
Purchase of treasury shares (in shares)	0
Conversion of convertible bonds	$ 119,818	$ 234	119,584	0	0	0	0	[1]	0
Conversion of convertible bonds (in shares)		23,377,397
Compensation related to options and restricted stock	5,106	$ 6	2,383	0	0	0	2,717	[1]	0
Compensation related to options and restricted stock (in shares)		601,530
Balance at Dec. 31, 2020	1,108,940	$ 1,708	1,291,505	0	(188,709)	169	4,248	[1]	19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Profit/(loss) for the year	(11,507)	$ 0	0	0	(11,521)	0	0	[1]	14
Other comprehensive income/(loss)	(160)	0	0	0	(92)	(68)	0	[1]	0
Total comprehensive income/(loss) for the period	(11,667)	0	0	0	(11,613)	(68)	0	[1]	14
Cash dividends declared and paid	(22,083)	0	0	0	(22,083)	0	0	[1]	0
Purchase of treasury shares	$ (32,178)	$ 0	0	(32,178)	0	0	0	[1]	0
Purchase of treasury shares (in shares)	(5,513,254)	0
Retirement of treasury shares	$ 0	$ (55)	(32,123)	32,178	0	0	0	[1]	0
Retirement of treasury shares (in shares)		(5,513,254)
Compensation related to options and restricted stock	4,347	$ 8	4,619	0	0	0	(280)	[1]	0
Compensation related to options and restricted stock (in shares)		841,696
Balance at Dec. 31, 2021	1,047,359	$ 1,661	1,264,000	0	(222,405)	101	3,968	[1]	34
Balance (in shares) at Dec. 31, 2021		166,126,770
Changes in equity
Profit/(loss) for the year	61,979	$ 0	0	0	61,520	0	0		459
Other comprehensive income/(loss)	(1)	0	0	0	(101)	37	0		64
Total comprehensive income/(loss) for the period	61,979	0	0	0	61,419	37	0		523
Cash dividends declared and paid	(19,679)	0	0	0	(19,679)	0	0		0
Purchase of treasury shares	$ (24,758)	$ 0	0	(24,758)	0	0	0		0
Purchase of treasury shares (in shares)	(4,326,379)	0
Retirement of treasury shares	$ 0	$ (43)	(24,715)	24,758	0	0	0		0
Retirement of treasury shares (in shares)		(4,326,379)
Adjustment related to non-controlling interest	4,452	$ 0	0	0	0	0	0		4,452
Compensation related to options and restricted stock	4,133	$ 9	4,469	0	0	0	(345)		0
Compensation related to options and restricted stock (in shares)		852,948
Balance at Dec. 31, 2022	$ 1,073,486	$ 1,627	$ 1,243,754	$ 0	$ (180,664)	$ 138	$ 3,623		$ 5,008
Balance (in shares) at Dec. 31, 2022		162,653,339

[1]	Other reserves are related to share-based payments.